DOCUMENT AND ENTITY INFORMATION	May 12, 2022
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2022
Entity Registrant Name	Bimini Capital Management, Inc.
Entity Central Index Key	0001275477
Entity Emerging Growth Company	false
CityAreaCode	772
Soliciting Material	false
LocalPhoneNumber	231-1400
EntityAddressAddressLine1	3305 Flamingo Drive
EntityAddressCityOrTown	Vero Beach
EntityAddressStateOrProvince	FL
EntityAddressPostalZipCode	32963
Entity Incorporation, State Country Name	MD
EntityFileNumber	001-32171
EntityTaxIdentificationNumber	72-1571637
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false
Written Communications	false